INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAX
Schedule of components of earnings (losses) before income tax expense by jurisdictions

The components of earnings (losses) before income tax expense by jurisdictions are as follows:

	For the Years Ended
	December 31,	December 31,	December 31,
	2019	2018	2017
	USD	USD	USD
PRC, excluding Hong Kong	202,870,388	175,225,854	171,787,763
U.S.	(12,932,509)	(11,303,223)	(28,866,395)
BVI	1,563,160	2,341,136	3,488,680
Hong Kong	(7,328)	(260,472)	(2,280)
Total	191,493,711	166,003,295	146,407,768

Schedule of income tax expense

Income tax expense for the years ended December 31, 2019, 2018 and 2017 represents current income tax expense and deferred income tax (benefit)/expense:

	For the Years Ended
	December 31,	December 31,	December 31,
	2019	2018	2017
	USD	USD	USD
Current income tax expense-PRC	30,228,726	29,715,744	27,133,958
Current income tax expense-US	307,043	(7,519,674)	40,290,367
Deferred income tax benefit-PRC	(2,770,534)	(4,657,379)	(3,252,516)
Deferred income tax expense-US	333,290	497,489	—
Total income tax expense	28,098,525	18,036,180	64,171,809

Schedule of reconciliation of income tax expense

The effective income tax rate based on income tax expense and earnings before income taxes reported in the consolidated statements of comprehensive income differs from the PRC statutory income tax rate of 25% due to the following:

	For the Years Ended
	December 31,	December 31,	December 31,
	2019	2018	2017
	(in percentage to earnings before income tax expense)
PRC statutory income tax rate	25.0%	25.0%	25.0%
Non-deductible expenses:
Share-based compensation	1.8%	1.4%	3.7%
Others	0.4%	0.9%	1.1%
Tax rate differential	(0.3)%	(0.5)%	(0.9)%
Effect of PRC preferential tax rate	(9.4)%	(9.0)%	(11.1)%
Bonus deduction on research and development expenses	(2.4)%	(2.3)%	(1.5)%
Change in valuation allowance	0.0%	0.4%	(0.6)%
Repatriation tax	—	(4.5)%	29.4%
Tax effect of equity method investment	0.2%	0.3%	(0.6)%
Excess tax benefits from stock option exercises	(0.6)%	(0.8)%	(0.7)%
Effective income tax rate	14.7%	10.9%	43.8%

Schedule of deferred tax assets and liabilities

As of December 31, 2019 and 2018, significant temporary differences between the tax basis and financial statement basis of assets and liabilities that gave rise to deferred taxes were principally related to the following:

	December 31, 2019	December 31, 2018
	USD	USD
Deferred income tax assets arising from:
-Accrued expenses	8,982,660	7,587,118
-Deferred income	177,383	213,086
-Property, Plant and Equipment	1,079,536	1,149,033
-Other non-current assets	190,440	158,607
-Tax loss carryforwards	3,120,172	4,300,813
Gross deferred income tax assets	13,550,191	13,408,657

Less: valuation allowance	(3,120,172)	(4,300,813)
Net deferred income tax assets	10,430,019	9,107,844

Deferred income tax liabilities arising from:
- Property, plant and equipment	(115,677)	(129,636)
- Intangible assets	(6,575,677)	(7,947,786)
- Land use rights	(529,090)	(552,602)
- Equity method investment	(830,779)	(497,489)
- Dividend withholding tax	(3,774,778)	(3,774,778)
Deferred income tax liabilities	(11,826,001)	(12,902,291)

Classification on consolidated balance sheets:

Deferred income tax assets, included in other non-current assets	10,430,019	9,107,844

Deferred income tax liabilities, included in other liabilities	(11,826,001)	(12,902,291)

Schedule of movement of the valuation allowance for deferred income tax assets

The following table presents the movement of the valuation allowance for deferred income tax assets for the years ended December 31, 2019, 2018 and 2017:

	For the Years Ended
	December 31, 2019	December 31, 2018	December 31, 2017
	USD	USD	USD
Beginning balance	4,300,813	5,031,657	26,629,179
Addition (deduction) during the year	(1,123,767)	(507,897)	(21,927,117)
Foreign currency translation adjustment	(56,874)	(222,947)	329,595
Ending balance	3,120,172	4,300,813	5,031,657